Trade Receivables - Expected Credit Losses Based on Past Due Days (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Trade Receivables Of Energy Used Battery Swapping Services
Disclosure of provision matrix [line items]
Financial assets	$ 11,849	$ 12,252
Trade Receivables Of Energy Used Battery Swapping Services | Gross carrying amount
Disclosure of provision matrix [line items]
Financial assets	13,237	13,191
Trade Receivables Of Energy Used Battery Swapping Services | Impairment losses (Lifetime ECL)
Disclosure of provision matrix [line items]
Financial assets	$ (1,388)	$ (939)
Trade Receivables Of Energy Used Battery Swapping Services | Not Overdue
Disclosure of provision matrix [line items]
Expected credit loss rate	0.00%	0.00%
Financial assets	$ 11,705	$ 12,095
Trade Receivables Of Energy Used Battery Swapping Services | Not Overdue | Gross carrying amount
Disclosure of provision matrix [line items]
Financial assets	11,705	12,095
Trade Receivables Of Energy Used Battery Swapping Services | Not Overdue | Impairment losses (Lifetime ECL)
Disclosure of provision matrix [line items]
Financial assets	$ 0	$ 0
Trade Receivables Of Energy Used Battery Swapping Services | Overdue under 30 Days
Disclosure of provision matrix [line items]
Expected credit loss rate	0.00%	0.00%
Financial assets	$ 95	$ 118
Trade Receivables Of Energy Used Battery Swapping Services | Overdue under 30 Days | Gross carrying amount
Disclosure of provision matrix [line items]
Financial assets	95	118
Trade Receivables Of Energy Used Battery Swapping Services | Overdue under 30 Days | Impairment losses (Lifetime ECL)
Disclosure of provision matrix [line items]
Financial assets	$ 0	$ 0
Trade Receivables Of Energy Used Battery Swapping Services | Overdue 31-120 Days
Disclosure of provision matrix [line items]
Expected credit loss rate	50.00%	50.00%
Financial assets	$ 49	$ 39
Trade Receivables Of Energy Used Battery Swapping Services | Overdue 31-120 Days | Gross carrying amount
Disclosure of provision matrix [line items]
Financial assets	98	78
Trade Receivables Of Energy Used Battery Swapping Services | Overdue 31-120 Days | Impairment losses (Lifetime ECL)
Disclosure of provision matrix [line items]
Financial assets	$ (49)	$ (39)
Trade Receivables Of Energy Used Battery Swapping Services | Over 121 Days
Disclosure of provision matrix [line items]
Expected credit loss rate	100.00%	100.00%
Financial assets	$ 0	$ 0
Trade Receivables Of Energy Used Battery Swapping Services | Over 121 Days | Gross carrying amount
Disclosure of provision matrix [line items]
Financial assets	1,339	900
Trade Receivables Of Energy Used Battery Swapping Services | Over 121 Days | Impairment losses (Lifetime ECL)
Disclosure of provision matrix [line items]
Financial assets	(1,339)	(900)
Trade Receivables Of Energy Other Than Used Battery Swapping Services
Disclosure of provision matrix [line items]
Financial assets	5,286	3,891
Trade Receivables Of Energy Other Than Used Battery Swapping Services | Gross carrying amount
Disclosure of provision matrix [line items]
Financial assets	5,413	4,034
Trade Receivables Of Energy Other Than Used Battery Swapping Services | Impairment losses (Lifetime ECL)
Disclosure of provision matrix [line items]
Financial assets	$ (127)	$ (143)
Trade Receivables Of Energy Other Than Used Battery Swapping Services | 0-90 Days
Disclosure of provision matrix [line items]
Expected credit loss rate	0.00%	0.00%
Financial assets	$ 5,102	$ 3,816
Trade Receivables Of Energy Other Than Used Battery Swapping Services | 0-90 Days | Gross carrying amount
Disclosure of provision matrix [line items]
Financial assets	5,102	3,816
Trade Receivables Of Energy Other Than Used Battery Swapping Services | 0-90 Days | Impairment losses (Lifetime ECL)
Disclosure of provision matrix [line items]
Financial assets	$ 0	$ 0
Trade Receivables Of Energy Other Than Used Battery Swapping Services | 91-180 Days
Disclosure of provision matrix [line items]
Expected credit loss rate	30.00%	30.00%
Financial assets	$ 151	$ 69
Trade Receivables Of Energy Other Than Used Battery Swapping Services | 91-180 Days | Gross carrying amount
Disclosure of provision matrix [line items]
Financial assets	216	97
Trade Receivables Of Energy Other Than Used Battery Swapping Services | 91-180 Days | Impairment losses (Lifetime ECL)
Disclosure of provision matrix [line items]
Financial assets	$ (65)	$ (28)
Trade Receivables Of Energy Other Than Used Battery Swapping Services | 181-365 Days
Disclosure of provision matrix [line items]
Expected credit loss rate	50.00%	50.00%
Financial assets	$ 33	$ 6
Trade Receivables Of Energy Other Than Used Battery Swapping Services | 181-365 Days | Gross carrying amount
Disclosure of provision matrix [line items]
Financial assets	66	12
Trade Receivables Of Energy Other Than Used Battery Swapping Services | 181-365 Days | Impairment losses (Lifetime ECL)
Disclosure of provision matrix [line items]
Financial assets	$ (33)	$ (6)
Trade Receivables Of Energy Other Than Used Battery Swapping Services | Over 365 Days
Disclosure of provision matrix [line items]
Expected credit loss rate	100.00%	100.00%
Financial assets	$ 0	$ 0
Trade Receivables Of Energy Other Than Used Battery Swapping Services | Over 365 Days | Gross carrying amount
Disclosure of provision matrix [line items]
Financial assets	29	109
Trade Receivables Of Energy Other Than Used Battery Swapping Services | Over 365 Days | Impairment losses (Lifetime ECL)
Disclosure of provision matrix [line items]
Financial assets	$ (29)	$ (109)